AXS Income Opportunities Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2025 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS — 100.5%
212,737	Global X Variable Rate Preferred ETF	$4,850,403
99,000	iShares Core U.S. REIT ETF[1]	5,599,440
68,290	iShares Residential and Multisector Real Estate ETF[1]	5,622,998
83,964	Janus Henderson AAA CLO ETF	4,261,173
227,778	Principal Spectrum Preferred Securities Active ETF	4,320,949
20,453	SPDR Bloomberg 1-3 Month T-Bill ETF	1,876,154
493,198	VanEck Mortgage REIT Income ETF	5,208,171
111,610	Virtus InfraCap U.S. Preferred Stock ETF	2,324,836
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $34,996,573)	34,064,124
	SHORT-TERM INVESTMENTS — 1.9%
651,427	Goldman Sachs Financial Square Government Fund - Institutional Shares, 4.21%[1,2]	651,427
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $651,427)	651,427
	TOTAL INVESTMENTS — 102.4%
	(Cost $35,648,000)	34,715,551
	Liabilities in Excess of Other Assets — (2.4)%	(802,861)
	TOTAL NET ASSETS — 100.0%	$33,912,690

ETF – Exchange-Traded Fund
REIT – Real Estate Investment Trusts

[1]All or a portion of the security is segregated as collateral for line of credit borrowings. As of June 30, 2025, the aggregate value of those securities was $7,406,411, representing 21.8% of net assets.
[2]The rate is the annualized seven-day yield at period end.